Subsequent events (Details)	Jul. 02, 2024 $ / shares	Aug. 08, 2024 T	Aug. 06, 2024 twenty-footEquivalent	Aug. 05, 2024 T
Major delivery of assets | Mineral Italia
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity | T				210,000
Major delivery of assets | CMA CGM Etosha
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity | twenty-footEquivalent			6,000
Major delivery of assets | Bochem New Orleans
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity | T		25,000
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners (usd per share)	$ 1.15
Share premium | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners (usd per share)	0.88
Retained earnings | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners (usd per share)	$ 0.27